UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance New York Municipal Opportunities Fund

Eaton Vance Short Duration Municipal Opportunities Fund

Eaton Vance

Floating-Rate Municipal Income Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 96.5%

Security	Principal Amount (000’s omitted)	Value
Education — 3.2%
California Infrastructure and Economic Development Bank, (The Colburn School), 1.91%, 6/1/20 (Put Date), 8/1/37(1)	$2,000	$2,000,660
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (Liq: State Street Bank and Trust Company), 0.92%, 7/1/33(2)	3,000	3,000,000
West Virginia University, 1.44%, 10/1/19 (Put Date), 10/1/41(1)	4,500	4,495,725

		$9,496,385

Electric Utilities — 5.0%
Long Island Power Authority, NY, Electric System Revenue, 1.385%, 11/1/18 (Put Date), 5/1/33(1)	$8,000	$8,008,720
Oklahoma Municipal Power Authority, 1.71%, 8/1/18 (Put Date), 1/1/23(1)	1,330	1,329,122
San Antonio, TX, Electric and Gas Systems Revenue, 2.00%, 12/1/18 (Put Date), 12/1/27	3,500	3,532,095
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.35% to 5/1/18 (Put Date), 11/1/27	2,000	2,000,220

		$14,870,157

General Obligations — 17.6%
California, 1.423%, 12/1/20 (Put Date), 12/1/28(1)	$3,000	$2,990,730
California, 1.572%, 12/3/18 (Put Date), 12/1/29(1)	4,300	4,317,157
Connecticut, 1.54%, 3/1/20(1)	1,000	1,002,430
Connecticut, 1.56%, 9/15/17 (Put Date), 9/15/24(1)	2,000	2,000,000
Connecticut, 1.66%, 3/1/21(1)	275	274,596
Connecticut, 1.93%, 8/15/20(1)	3,000	3,002,460
Connecticut, 2.26%, 3/1/18 (Put Date), 3/1/19(1)	1,000	1,000,000
Illinois, 5.00%, 8/1/17	1,000	1,002,590
Illinois, 5.00%, 1/1/18	1,000	1,013,620
Illinois, 5.00%, 11/1/18	1,500	1,542,825
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/17	250	249,678
Manheim Township School District, PA, 1.114%, 5/1/18 (Put Date), 5/1/25(1)	1,610	1,604,381
Massachusetts, 1.21%, 8/1/22 (Put Date), 8/1/43(1)	6,250	6,249,937
Massachusetts, 1.244%, 11/1/18(1)	1,500	1,500,120
Massachusetts, 1.51%, 2/1/20(1)	5,000	5,010,150
Mississippi, 1.44%, 9/1/17(1)	6,445	6,446,289
New York, NY, 1.49%, 8/1/27(1)	2,000	1,991,440
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 0.95%, 1/1/36(2)	5,800	5,800,000
Texas, (Texas Transportation Commission), 1.29%, 10/1/18 (Put Date), 10/1/41(1)	3,500	3,499,335
Waxahachie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	1,500	1,459,035

		$51,956,773

Hospital — 15.9%
Allen County, OH, (Mercy Health), 1.66%, 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,249,963
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 4.00%, 8/1/17	810	811,758
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.664%, 7/1/20 (Put Date), 7/1/49(1)	1,000	999,580

1

Security	Principal Amount (000’s omitted)	Value
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.254%, 7/1/19 (Put Date), 7/1/49(1)	$7,935	$7,922,701
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 1.86%, 2/18/20 (Put Date), 8/15/35(1)	7,400	7,419,610
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.892%, 6/1/24 (Put Date), 6/1/28(1)	2,000	1,986,100
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 1.49%, 12/1/19 (Put Date), 12/1/42(1)	3,000	3,003,510
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 1.534%, 11/15/17 (Put Date), 5/15/38(1)	990	991,871
Massachusetts Development Finance Agency, (Partners HealthCare System), 1.46%, 1/30/18 (Put Date), 7/1/38(1)	1,955	1,956,857
Michigan Finance Authority, (McLaren Health Care), 1.432%, 10/15/18 (Put Date), 10/15/30(1)	950	949,810
Michigan Finance Authority, (McLaren Health Care), 1.582%, 10/15/20 (Put Date), 10/15/38(1)	1,250	1,254,512
Michigan Finance Authority, (Trinity Health Credit Group), 1.36%, 12/1/20 (Put Date), 12/1/39(1)	1,500	1,499,130
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: Wells Fargo Bank, N.A.), 0.95%, 8/1/34(2)	5,000	5,000,000
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.514%, 5/1/18(1)	2,790	2,792,204
North Carolina Medical Care Commission, (Wake Forest Baptist System), 1.65%, 12/1/17 (Put Date), 12/1/33(1)	2,120	2,117,922
Oregon Facilities Authority, (Providence Health and Services), 1.79%, 10/1/17 (Put Date), 10/1/20(1)	1,500	1,499,805
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.92%, 7/1/22 (Put Date), 1/1/42(1)	2,000	2,010,460
Washington Health Care Facilities Authority, (PeaceHealth), (Liq: JPMorgan Chase Bank, N.A.), 1.16%, 11/1/24(3)(4)	3,500	3,500,000

		$46,965,793

Industrial Development Revenue — 4.0%
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$1,000	$1,012,670
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(4)	165	164,587
Sussex County Industrial Development Authority, VA, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,521,495
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.66%, 12/2/19 (Put Date), 12/1/44(1)	9,000	8,980,470

		$11,679,222

Insured-General Obligations — 1.4%
New York, NY, (AGM), (SPA: State Street Bank and Trust Company), 0.94%, 8/1/20(2)	$4,175	$4,175,000

		$4,175,000

Insured-Transportation — 0.4%
Metropolitan Transportation Authority, NY, (AGM), 1.405%, 4/6/21 (Put Date), 11/1/32(1)	$1,250	$1,259,562

		$1,259,562

Lease Revenue/Certificates of Participation — 0.6%
New Jersey Economic Development Authority, (School Facilities Construction), 2.46%, 9/1/27(1)	$2,000	$1,881,840

		$1,881,840

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 7.0%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.19%, 4/2/18 (Put Date), 10/1/47(1)	$2,700	$2,701,485
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.211%, 4/1/20 (Put Date), 4/1/38(1)	5,500	5,522,770
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.324%, 8/1/19(1)	1,700	1,686,927
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.424%, 8/1/19 (Put Date), 5/1/38(1)	4,105	4,081,766
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.454%, 8/1/19 (Put Date), 11/1/39(1)	6,000	5,989,860
Texas Municipal Gas Acquisition and Supply Corp., 1.38%, 9/15/17(1)	520	519,875

		$20,502,683

Senior Living/Life Care — 0.1%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$590	$421,744

		$421,744

Special Tax Revenue — 2.8%
District of Columbia, Income Tax Secured Revenue, 1.21%, 12/1/17(1)	$5,000	$5,001,300
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 1.28%, 11/1/18 (Put Date), 11/1/28(1)	3,000	2,999,910
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	56,633
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	20	0
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	95	66,483

		$8,124,326

Transportation — 26.7%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.353%, 4/1/21 (Put Date), 4/1/45(1)	$8,500	$8,525,925
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.51%, 4/1/20 (Put Date), 4/1/34(1)	3,500	3,502,345
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.61%, 10/1/19 (Put Date), 4/1/47(1)	1,000	1,006,000
Denver City and County, CO, Airport System Revenue, 1.595%, 11/15/19 (Put Date), 11/15/31(1)	9,000	9,030,240
E-470 Public Highway Authority, CO, 1.722%, 9/1/19 (Put Date), 9/1/39(1)	3,500	3,505,915
Harris County, TX, Toll Road Revenue, 1.61%, 8/15/18 (Put Date), 8/15/21(1)	1,500	1,499,700
Kansas Department of Transportation, 1.104%, 9/1/19(1)	7,500	7,494,525
Metropolitan Transportation Authority, NY, (LOC: Bank of Montreal), 0.93%, 11/1/35(2)	3,000	3,000,000
Metropolitan Transportation Authority, NY, 1.184%, 11/1/18 (Put Date), 11/1/26(1)	1,500	1,493,280
Metropolitan Transportation Authority, NY, 1.404%, 2/1/20 (Put Date), 11/1/31(1)	1,000	1,006,480
Metropolitan Transportation Authority, NY, 1.49%, 6/1/20 (Put Date), 11/15/39(1)	3,000	2,998,410
Metropolitan Transportation Authority, NY, 1.534%, 11/1/17(1)	1,700	1,702,975
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.91%, 12/15/19 (Put Date), 6/15/34(1)	7,000	6,904,730
New Jersey Turnpike Authority, 1.274%, 1/1/18 (Put Date), 1/1/24(1)	1,000	1,000,090
New Jersey Turnpike Authority, 1.46%, 1/1/18(1)	5,000	4,999,000
North Texas Tollway Authority, 1.58%, 1/1/20 (Put Date), 1/1/38(1)	5,600	5,576,760
North Texas Tollway Authority, 1.71%, 1/1/19 (Put Date), 1/1/50(1)	5,000	4,999,800
Pennsylvania Turnpike Commission, 1.51%, 12/1/18(1)	1,500	1,503,150

3

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, 1.79%, 12/1/20(1)	$685	$687,891
Pennsylvania Turnpike Commission, 2.18%, 12/1/20(1)	2,450	2,471,952
Triborough Bridge and Tunnel Authority, NY, 1.404%, 2/1/21 (Put Date), 1/1/32(1)	6,000	6,029,940

		$78,939,108

Water and Sewer — 11.8%
Bellingham, WA, Water and Sewer Revenue, (Liq: Citibank, N.A.), 1.11%, 8/1/19(3)(4)	$3,430	$3,430,000
California Department of Water Resources, (Central Valley Project), 1.21%, 12/1/17 (Put Date), 12/1/35(1)	10,000	9,999,200
JEA, FL, Water and Sewer System Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.95%, 10/1/38(2)	1,880	1,880,000
Louisiana Local Government Environmental Facilities and Community Development Authority, (East Baton Rouge Sewerage Commission), 1.453%, 8/1/18 (Put Date), 2/1/49(1)	3,000	2,994,690
Metropolitan Water District of Southern California, 0.00%, 7/18/18 (Put Date), 7/1/37(1)(6)	5,000	5,000,300
Metropolitan Water District of Southern California, 1.29%, 3/27/18 (Put Date), 7/1/36(1)	4,000	4,001,520
Riverside, CA, Water System Revenue, 1.54%, 1/15/20 (Put Date), 10/1/35(1)	7,500	7,502,400

		$34,808,110

Total Tax-Exempt Municipal Securities — 96.5% (identified cost $285,272,313)		$285,080,703

Institutional MuniFund Term Preferred Shares — 0.7%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 1.81%, 11/1/18(4)(7)	400	$1,998,320

Total Institutional MuniFund Term Preferred Shares — 0.7% (identified cost $2,000,000)		$1,998,320

Total Investments — 97.2% (identified cost $287,272,313)		$287,079,023

Other Assets, Less Liabilities — 2.8%		$8,150,415

Net Assets — 100.0%		$295,229,438

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	19.3%
New York	14.7%
Others, representing less than 10% individually	63.2%

4

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 1.9% of total investments are backed by bond insurance of a financial guaranty assurance agency.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at June 30, 2017.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at June 30, 2017.

(3)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2017.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $9,092,907 or 3.1% of the Fund’s net assets.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(6)	When-issued security.

(7)	Variable rate security. The stated dividend rate represents the rate in effect at June 30, 2017. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open financial instruments at June 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$287,275,739

Gross unrealized appreciation	$410,592
Gross unrealized depreciation	(607,308)

Net unrealized depreciation	$(196,716)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

5

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$285,080,703	$—	$285,080,703
Institutional MuniFund Term Preferred Shares	—	1,998,320	—	1,998,320
Total Investments	$—	$287,079,023	$—	$287,079,023

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

National Limited Maturity Municipal Income Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.7%
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	$210	$220,267
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,734,310
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	3,130	3,685,262
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	313,292
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,009,784

		$9,962,915

Education — 4.0%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$114,887
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	147,842
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	538,265
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	279,837
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	300	342,339
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	347,274
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	780,524
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	226,800
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	460,552
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,135,900
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,068,175
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,707,840
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	3,942,742
Ohio State University, General Receipts, 5.00%, 12/1/23	225	238,050
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	556,200
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	566,155
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	598,402
University of California, Series Q, 5.00%, 5/15/21	20	20,270
University of Massachusetts Building Authority, 5.00%, 11/1/22	1,750	2,061,115
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,399,218
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	765,916

Security	Principal Amount (000’s omitted)	Value
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	$575	$645,328
Washington County Industrial Development Authority, PA, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,086,720

		$24,030,351

Electric Utilities — 6.6%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,763,570
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,539,662
Chesterfield County Economic Development Authority, VA, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,139,360
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,270,317
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,130,050
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,968,644
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,742,913
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,500,720
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,238,280
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,382,540
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,818,928
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,410,813
Vernon, Electric System Revenue, CA, 5.125%, 8/1/21	5,070	5,391,134

		$39,296,931

Escrowed/Prerefunded — 4.8%
Bucks County, PA, Prerefunded to 11/1/18, 5.125%, 5/1/21	$500	$527,825
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/18, 5.00%, 1/1/27	355	362,501
Chester County, PA, Prerefunded to 7/15/19, 5.00%, 7/15/28	1,205	1,301,051
Daniel Boone Area School District, PA, Prerefunded to 8/15/18, 5.00%, 8/15/19	1,000	1,045,640
Dauphin County General Authority, PA, (Pinnacle Health System), Prerefunded to 6/1/19, 5.75%, 6/1/20	3,860	4,203,038
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,472,352
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,415	1,493,108
Metropolitan Washington Area Transit Authority, DC, (Gross Revenue), Prerefunded to 7/1/19, 5.25%, 7/1/21	7,500	8,089,200
Michigan, Prerefunded to 5/1/19, 6.00%, 11/1/22	2,985	3,252,575
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	550	557,920
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	26,431

Security	Principal Amount (000’s omitted)	Value
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 4.625%, 7/1/22	$1,000	$1,071,490
University of Pittsburgh, PA, Prerefunded to 3/15/19, 5.50%, 9/15/23	750	806,955
Vernon, Electric System Revenue, CA, Prerefunded to 8/1/19, 5.125%, 8/1/21	2,185	2,311,009

		$28,521,095

General Obligations — 11.3%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/22	$4,000	$4,689,760
Beaverton School District 48J, Washington and Multnomah Counties, OR, 0.00%, 6/15/24	1,500	1,732,620
Beaverton School District 48J, Washington and Multnomah Counties, OR, 0.00%, 6/15/25	1,000	1,168,800
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,348,468
Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	742,505
Chester County, PA, 5.00%, 7/15/28	325	349,950
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,166,400
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,719,944
Illinois, 5.00%, 2/1/23	5,000	5,220,300
Illinois, 5.00%, 2/1/25	4,000	4,182,040
Kentwood Public Schools, MI, 4.00%, 5/1/21	465	508,054
Kentwood Public Schools, MI, 4.00%, 5/1/23	950	1,063,250
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	1,750	1,645,438
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,347,051
Massachusetts, 5.00%, 8/1/23	7,500	8,975,925
Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	4,204,978
Millcreek Township School District, PA, 5.00%, 9/15/25	500	589,425
Mount Lebanon School District, PA, Prerefunded to 2/15/19, 5.00%, 2/15/28	1,280	1,361,779
New York, NY, 5.00%, 8/1/24	2,000	2,413,700
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 5.00%, 6/1/23	2,095	2,488,483
Oregon, 5.00%, 5/1/28	500	613,810
Oregon, 5.00%, 5/1/29	1,000	1,217,750
Oregon, 5.00%, 8/1/29	1,500	1,832,190
Oregon, 5.00%, 11/1/30	1,370	1,655,070
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,386,200
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,159,580
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	11,698,592

		$67,482,062

Hospital — 11.3%
Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$519,190
Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	522,865
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,140,000
California Health Facilities Financing Authority, (Kaiser Permanente), 5.00% to 11/1/22 (Put Date), 8/1/31	1,600	1,880,704
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/17	540	546,437
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	336,483
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	211,139

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	$500	$519,905
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	533,890
Dauphin County General Authority, PA, (Pinnacle Health System), 5.75%, 6/1/20	2,640	2,861,786
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,118,460
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	781,668
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	590,422
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	382,197
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,632,098
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,504,137
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	542,832
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,117,460
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	563,990
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/22	2,215	2,572,235
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,088,520
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/29	3,200	3,758,112
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	804,307
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,908,607
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,250	1,345,787
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,740,990
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	713,940
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	853,830
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,146,270
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,340	1,599,880
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,000,120
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,134,650
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(1)	1,500	1,733,760
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(1)	1,200	1,381,944
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,849,625
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	5,000	5,649,100
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,036,882
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,058,251
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,183,370
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,024,844
Pulaski County, AR, (Arkansas Children’s Hospital), 5.00%, 3/1/25	1,000	1,214,200
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,985,940
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/17	490	495,366

Security	Principal Amount (000’s omitted)	Value
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	$490	$506,836
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	370,265
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	402,169
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	541,875
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	271,673
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	310,237
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,042,395
Washington Township Health Care District, CA, 5.50%, 7/1/19	250	268,730
Washington Township Health Care District, CA, 5.75%, 7/1/24	1,750	1,887,550
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/23	970	1,162,768
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/24	625	759,956
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,437,968

		$67,548,615

Housing — 0.7%
Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$465	$466,018
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	372,981
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	270	287,739
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	382,846
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	397,253
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,460,673
Sandoval County, NM, MFMR, 6.00%, 5/1/32(1)	555	555,216
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	95	79,797

		$4,002,523

Industrial Development Revenue — 5.0%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,891,262
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,940,949
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(1)	2,300	2,294,250
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,939,328

Security	Principal Amount (000’s omitted)	Value
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$3,000	$3,006,030
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	1,750	1,735,370
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	533,185
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,331,500
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	998,870
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,000	6,356,340
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,738,350

		$29,765,434

Insured – Cogeneration — 0.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$830	$835,528

		$835,528

Insured – Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$586,735
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,316,398
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,057,172

		$8,960,305

Insured – Electric Utilities — 0.5%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,339,222
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	519,520
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,304,149

		$3,162,891

Insured – Escrowed/Prerefunded — 2.0%
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	$1,250	$1,378,950
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	925	1,063,139
Denver City and County, Excise Tax Revenue, CO, (AGC), Prerefunded to 9/1/19, 6.00%, 9/1/23	5,000	5,528,600
New Orleans Aviation Board, LA, (AGC), Prerefunded to 1/1/19, 6.00%, 1/1/23	1,040	1,117,210
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,183,010
Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	16,795
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,848,396

		$12,136,100

Insured – General Obligations — 10.0%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$283,357
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,146,040
Boston, MA, (NPFG), 0.125%, 3/1/22	8,000	7,486,000
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,619,459
Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,753,579
Delaware Valley Regional Finance Authority, PA, (AMBAC), 5.50%, 8/1/18	750	784,425

Security	Principal Amount (000’s omitted)	Value
Freehold Regional High School District, NJ, (NPFG), 5.00%, 3/1/18	$100	$102,647
Hillsborough Township School District, NJ, (AGM), 5.375%, 10/1/18	970	1,020,993
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	7,075,440
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,214,105
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	737,275
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,882,499
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,553,030
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,066,844
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,238,163
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,666,050
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,083,620
Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,120,390
Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,968,457
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,342,780
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,748,630
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,145,400
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,979,512

		$60,018,695

Insured – Hospital — 0.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$315,325
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,415	1,267,713

		$1,583,038

Insured – Other Revenue — 0.0%(3)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$180,602

		$180,602

Insured – Special Tax Revenue — 2.6%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,219,310
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,786,760
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,811,650
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,173,200
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,538,947

		$15,529,867

Insured – Student Loan — 0.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,865	$1,983,950

		$1,983,950

Insured – Transportation — 1.4%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,512,150
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	1,799,928
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	673,838
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	695,486

		$8,681,402

Security	Principal Amount (000’s omitted)	Value
Insured – Water and Sewer — 2.0%
Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$561,075
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,470,094
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,300,312
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,832,250
Passaic Valley Water Commission, NJ, (AGM), 5.00%, 12/15/17	1,020	1,038,564

		$12,202,295

Lease Revenue/Certificates of Participation — 1.0%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$560,270
California State Public Works Board, 5.00%, 11/1/26	2,725	3,219,206
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	565,185
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,709,490

		$6,054,151

Other Revenue — 3.5%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,387,872
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,757,235
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	250	305,300
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	302,648
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,197,730
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	296,316
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.454%, 8/1/19 (Put Date), 11/1/39(5)	400	399,324
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(1)	4,500	4,486,050
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	115	114,450
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	840,885
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	303,591
Seminole Tribe, FL, 5.50%, 10/1/24(1)	1,825	1,839,071
Seminole Tribe, FL, 5.75%, 10/1/22(1)	5,250	5,293,732
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	766,280
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	677,686
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,157,590

		$21,125,760

Senior Living/Life Care — 3.4%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	$700	$696,101
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 3.25%, 9/1/21(1)	700	695,793
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,975,114
Howard County, MD, (Vantage House), 5.00%, 4/1/21	335	346,631

Security	Principal Amount (000’s omitted)	Value
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.085%, 5/1/21 (Put Date), 5/1/36(5)	$1,300	$1,306,071
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,250,576
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.00%, 5/1/23	340	377,818
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(1)	100	100,499
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	728,197
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	598,813
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	771,460
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	430	473,439
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	65	65,892
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	495	353,836
North Oaks, MN, (Waverly Gardens), 3.00%, 10/1/18	1,000	1,010,740
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,284,120
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,445,633
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,504,569
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,308,204
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(1)	3,420	3,295,067

		$20,588,573

Special Tax Revenue — 6.5%
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,654,400
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,179,964
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	683,940
Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	901,710
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,633,400
Michigan Trunk Line, 5.00%, 11/15/23	600	684,018
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,254,033
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,271,900
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,701,225
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(2)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	375	353,954
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/22	3,000	3,482,760
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,811,120
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,480,617
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	350	381,101
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	339,782
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	392,630
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,130,710
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(2)	275	0
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(2)	290	202,951
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,211,831

Security	Principal Amount (000’s omitted)	Value
Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	$3,130	$3,060,201

		$38,812,247

Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$7,500	$7,271,475
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,149,650
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,000	1,059,100

		$9,480,225

Transportation — 16.0%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$924,395
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	566,015
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	534,930
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,710,173
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,244,990
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,531,874
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	557,505
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,000	3,568,770
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	1,059,259
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	940,228
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,501,526
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,608,772
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,200,505
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,210,810
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,411,295
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,066,392
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	493,526
Long Beach Harbor Revenue, CA, 5.00%, 5/15/23	500	554,940
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	3,046,375
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,041,433
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,458,637
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,463,290
Metropolitan Washington Airport Authority System, DC, 5.00%, 10/1/22	5,000	5,599,150
Metropolitan Washington Airport Authority System, DC, (AMT), 5.50%, 10/1/19	5,000	5,275,450
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/24	2,000	2,060,320
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/28	2,500	2,555,450
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.07%, 12/15/21 (Put Date), 6/15/34(5)	4,000	3,888,080
New Jersey Turnpike Authority, 5.00%, 1/1/20	1,500	1,586,265
North Texas Tollway Authority, 5.00%, 1/1/26	3,000	3,546,240
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,363,400
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,130,610
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	1,002,282
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,161,750

Security	Principal Amount (000’s omitted)	Value
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	$1,000	$1,119,460
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	8,500	8,753,385
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	368,904
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,366,443
Virginia Transportation Board, 4.00%, 3/15/25	4,645	5,105,552

		$95,578,381

Water and Sewer — 0.6%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,130,340
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,076,320
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,117,360

		$3,324,020

Total Tax-Exempt Municipal Securities — 98.7% (identified cost $563,334,532)		$590,847,956

Taxable Municipal Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.3%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,154	$2,132,699

		$2,132,699

Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,117,699

		$1,117,699

Total Taxable Municipal Securities — 0.5% (identified cost $3,105,363)		$3,250,398

Total Investments — 99.2% (identified cost $566,439,895)		$594,098,354

Other Assets, Less Liabilities — 0.8%		$4,707,085

Net Assets — 100.0%		$598,805,439

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2017, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	10.5%
Others, representing less than 10% individually	88.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 21.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.8% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $26,047,802 or 4.3% of the Fund’s net assets.

(2)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.

(3)	Amount is less than 0.05%.

(4)	Security is in default and making only partial interest payments.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2017.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open financial instruments at June 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$566,024,891

Gross unrealized appreciation	$30,953,576
Gross unrealized depreciation	(2,880,113)

Net unrealized appreciation	$28,073,463

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$590,847,956	$—	$590,847,956
Taxable Municipal Securities	—	3,250,398	—	3,250,398
Total Investments	$—	$594,098,354	$—	$594,098,354

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Opportunities Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.0%
New York Environmental Facilities Corp., 4.00%, 8/15/32	$850	$938,094

		$938,094

Cogeneration — 0.5%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$420	$420,034

		$420,034

Education — 9.8%
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	$300	$355,752
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	387,710
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	234,280
Hempstead Local Development Corp., (Molloy College), 5.00%, 7/1/25(1)	775	921,862
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	1,053,439
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	286,593
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	520,456
New York Dormitory Authority, (New York University), 4.00%, 7/1/35	500	536,225
New York Dormitory Authority, (New York University), 5.00%, 7/1/23	1,200	1,437,216
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	500	537,845
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/39	1,000	1,146,570
New York Dormitory Authority, (State University Educational Facilities), Prerefunded to 7/1/18, 5.00%, 7/1/20	1,500	1,561,560

		$8,979,508

Electric Utilities — 1.3%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,203,750

		$1,203,750

Escrowed/Prerefunded — 6.4%
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/21	$1,000	$1,015,820
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/18, 5.00%, 6/15/21	450	467,833
New York City Trust for Cultural Resources, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/26	2,030	2,134,342
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Escrowed to Maturity, 5.00%, 7/1/17	750	750,090
Saratoga County Industrial Development Agency, (Saratoga Hospital), Escrowed to Maturity, 5.00%, 12/1/17	245	249,295
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,240,481

		$5,857,861

General Obligations — 4.4%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,127,978
Livingston County, 4.50%, 5/1/23	500	569,135

1

Security	Principal Amount (000’s omitted)	Value
New York, 5.00%, 3/1/24	$1,000	$1,215,630
New York City, 5.00%, 8/1/24	1,000	1,115,210

		$4,027,953

Hospital — 10.5%
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	$3,450	$3,104,207
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	909,159
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,123,890
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	579,245
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,028,340
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.514%, 5/1/18(2)	255	255,201
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	818,758
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(3)	400	454,848
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(3)	600	687,426
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(3)	500	574,250

		$9,535,324

Housing — 2.1%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/25	$300	$361,680
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	300	363,102
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	135	160,429
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	1,000	1,010,600

		$1,895,811

Industrial Development Revenue — 3.2%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,000	$1,002,010
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(3)	1,000	866,960
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	500	495,820
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(3)	550	551,221

		$2,916,011

Insured-Education — 4.9%
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,577,989
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,247,056
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,677,848

		$4,502,893

Insured-Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,197,292

		$2,197,292

Insured-Escrowed/Prerefunded — 1.3%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), Prerefunded to 8/15/18, 5.25%, 8/15/20	$1,000	$1,048,780
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	105	108,037

		$1,156,817

2

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 11.2%
Albany City School District, (BAM), 5.00%, 6/15/23	$100	$118,590
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	730	811,001
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	572,870
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	854,548
New York City, (AGM), (SPA: State Street Bank and Trust Company), 0.94%, 8/1/20(4)	3,500	3,500,000
Rockland County, (AGM), 5.00%, 3/1/23	250	288,897
Schenectady, (MAC), 5.00%, 5/15/21	355	402,215
Schenectady, (MAC), 5.00%, 5/15/22	370	428,497
Schenectady, (MAC), 5.00%, 5/15/23	390	460,063
Suffolk County, (AGM), 5.00%, 10/15/26	1,305	1,596,433
Suffolk County, (AGM), 5.00%, 2/1/27	1,000	1,222,710

		$10,255,824

Insured-Hospital — 1.8%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,600,208

		$1,600,208

Insured-Special Tax Revenue — 5.1%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,499,602
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,153,440

		$4,653,042

Insured-Transportation — 1.2%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,060,790

		$1,060,790

Lease Revenue/Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$510,365

		$510,365

Other Revenue — 2.1%
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	$1,000	$1,062,410
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	568,442
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/27	265	322,287

		$1,953,139

Senior Living/Life Care — 5.6%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	$750	$884,707
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,653,637
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	793,657
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	555	565,079
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	645,138
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	546,315

		$5,088,533

Solid Waste — 2.3%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,110,700

		$2,110,700

3

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 9.0%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 1.28% to 11/1/18 (Put Date), 11/1/28(2)	$600	$599,982
New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/19, 5.00%, 5/1/24	1,900	2,037,788
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/26	385	291,526
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	1,000	1,232,310
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28(1)	1,500	1,845,450
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/28	1,090	1,332,165
Sales Tax Asset Receivables Corp., 5.00%, 10/15/26	680	835,829

		$8,175,050

Transportation — 6.3%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/26	$225	$277,340
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/27	200	248,172
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/28	250	306,367
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	500	565,895
Niagara Falls Bridge Commission, 5.00%, 10/1/21	275	314,930
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,000	1,118,110
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	925,682
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,029,810
Triborough Bridge and Tunnel Authority, 1.404% to 2/1/21 (Put Date), 1/1/32(2)	1,000	1,004,990

		$5,791,296

Water and Sewer — 4.4%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,056,980
New York City Municipal Water Finance Authority, (Water and Sewer System), (SPA: Royal Bank of Canada), 0.94%, 6/15/48(4)	3,000	3,000,000

		$4,056,980

Total Tax-Exempt Municipal Securities — 97.4% (identified cost $86,095,842)		$88,887,275

Taxable Municipal Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$1,911,180

		$1,911,180

Transportation — 1.1%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.673%, 7/1/30	$1,000	$968,780

		$968,780

Total Taxable Municipal Securities — 3.2% (identified cost $3,000,000)		$2,879,960

4

Closed-End Funds — 0.9%

Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	58,720	$803,877

Total Closed-End Funds — 0.9% (identified cost $848,996)		$803,877

Miscellaneous — 0.4%

Security	Units	Value
Real Estate — 0.4%
CMS Liquidating Trust(3)(5)(6)	150	$403,827

Total Miscellaneous — 0.4% (identified cost $480,000)		$403,827

Total Investments — 101.9% (identified cost $90,424,838)		$92,974,939

Other Assets, Less Liabilities — (1.9)%		$(1,689,951)

Net Assets — 100.0%		$91,284,988

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 27.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 10.6% of total investments.

(1)	When-issued security.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2017.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $4,034,352 or 4.4% of the Fund’s net assets.

(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at June 30, 2017.

(5)	Non-income producing security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

MAC	-	Municipal Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

5

The Fund did not have any open financial instruments at June 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$90,342,192

Gross unrealized appreciation	$3,460,580
Gross unrealized depreciation	(827,833)

Net unrealized appreciation	$2,632,747

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$88,887,275	$—	$88,887,275
Taxable Municipal Securities	—	2,879,960	—	2,879,960
Closed-End Funds	803,877	—	—	803,877
Miscellaneous	—	—	403,827	403,827
Total Investments	$803,877	$91,767,235	$403,827	$92,974,939

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Short Duration Municipal Opportunities Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.4%

Security	Principal Amount (000’s omitted)	Value
Education — 3.8%
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	$355	$400,287
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	686,892
New York Dormitory Authority, (Pace University), 4.00%, 5/1/22	495	532,467
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/19	200	209,742

		$1,829,388

Electric Utilities — 1.0%
Long Island Power Authority, NY, Electric System Revenue, 1.385%, 11/1/18 (Put Date), 5/1/33(1)	$500	$500,545

		$500,545

Escrowed/Prerefunded — 2.2%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$990	$1,044,648

		$1,044,648

General Obligations — 19.1%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00% (0.00% until 6/15/18), 6/15/24	$1,000	$1,155,080
Bensalem Township School District, PA, 3.00%, 2/15/21	20	21,131
Chicago, IL, 5.00%, 12/1/22	1,000	1,017,870
Chicago, IL, 5.625%, 1/1/29	1,000	1,025,520
Dallas, TX, 5.00%, 2/15/23	1,000	1,146,950
Dallas, TX, 5.00%, 2/15/26	1,000	1,170,100
Illinois, 0.00%, 8/1/18	275	263,670
Illinois, 0.00%, 8/1/20	265	232,908
Illinois, 0.00%, 8/1/21	200	167,560
Illinois, 5.00%, 1/1/19	120	123,448
Illinois, 5.00%, 1/1/20	750	776,370
Illinois, 5.00%, 2/1/22	370	386,424
Illinois, 5.00%, 6/1/22	265	276,983
Oyster Bay, NY, 2.50%, 6/1/18	500	502,390
Oyster Bay, NY, 3.50%, 2/2/18	1,000	1,010,590

		$9,276,994

Hospital — 20.1%
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$450	$517,990
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	168,992
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	199,346
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.664%, 7/1/20 (Put Date), 7/1/49(1)	1,000	999,580

1

Security	Principal Amount (000’s omitted)	Value
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.254%, 7/1/19 (Put Date), 7/1/49(1)	$1,000	$998,450
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,128,590
Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,261,861
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,117,460
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	206,721
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	760,630
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20	1,000	1,092,520
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.514%, 5/1/18(1)	250	250,197
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/19	1,000	1,062,400

		$9,764,737

Housing — 3.4%
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	$1,000	$1,109,350
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	563,630

		$1,672,980

Industrial Development Revenue — 4.6%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$500	$500,880
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	750	743,730
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.66%, 12/2/19 (Put Date), 12/1/44(1)	1,000	997,830

		$2,242,440

Insured-Electric Utilities — 3.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,757,834

		$1,757,834

Insured-General Obligations — 9.2%
Atlantic City, NJ, (BAM), 5.00%, 3/1/20	$250	$268,945
Boston, MA, (NPFG), 0.125%, 3/1/22	2,975	2,783,856
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	1,000	891,840
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	539,859

		$4,484,500

Senior Living/Life Care — 13.2%
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.00%, 11/1/19	$325	$348,702
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/20	290	314,076
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	345,123
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	474,776
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/18	215	216,806
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/19	200	204,666
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20	210	217,539
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21	300	313,410
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	314,481

2

Security	Principal Amount (000’s omitted)	Value
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	$250	$276,815
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	1,021,586
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	296,827
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(2)	50	50,250
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.95%, 11/15/24(2)	1,250	1,262,675
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	258,244
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(2)	500	482,300

		$6,398,276

Special Tax Revenue — 2.3%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 1.28%, 11/1/18 (Put Date), 11/1/28(1)	$500	$499,985
South Village Community Development District, FL, 2.00%, 5/1/18	290	291,102
South Village Community Development District, FL, 2.00%, 5/1/19	300	301,329

		$1,092,416

Student Loan — 4.4%
Connecticut Higher Education Supplement Loan Authority, (AMT), 4.00%, 11/15/18	$175	$180,227
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/20	550	600,424
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	750	839,783
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	500	539,240

		$2,159,674

Transportation — 5.4%
Denver City and County, CO, Airport System Revenue, 1.595%, 11/15/19 (Put Date), 11/15/31(1)	$500	$501,680
E-470 Public Highway Authority, CO, 1.864%, 9/1/21 (Put Date), 9/1/39(1)	1,000	1,003,350
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,126,440

		$2,631,470

Water and Sewer — 2.1%
California Department of Water Resources, (Central Valley Project), 1.21%, 12/1/17 (Put Date), 12/1/35(1)	$500	$499,960
Riverside, CA, Water System Revenue, 1.54%, 1/15/20 (Put Date), 10/1/35(1)	500	500,160

		$1,000,120

Total Tax-Exempt Municipal Securities — 94.4% (identified cost $44,588,360)		$45,856,022

Tax-Exempt Mortgage-Backed Securities — 1.0%

Security	Principal Amount (000’s omitted)	Value
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 1.726%, 1/25/33(1)(2)	$500	$501,745

Total Tax-Exempt Mortgage-Backed Securities — 1.0% (identified cost $500,000)		$501,745

3

Taxable Municipal Securities — 2.2%

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 2.2%
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 4.00%, 11/15/21	$1,060	$1,061,293

Total Taxable Municipal Securities — 2.2% (identified cost $1,060,000)		$1,061,293

Total Investments — 97.6% (identified cost $46,148,360)		$47,419,060

Other Assets, Less Liabilities — 2.4%		$1,169,437

Net Assets — 100.0%		$48,588,497

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Massachusetts	18.4%
Illinois	12.9%
New York	10.1%
Others, representing less than 10% individually	56.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 13.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 11.5% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2017.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $3,541,580 or 7.3% of the Fund’s net assets.

Abbreviations:

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at June 30, 2017.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,077,958

Gross unrealized appreciation	$1,430,464
Gross unrealized depreciation	(89,362)

Net unrealized appreciation	$1,341,102

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$45,856,022	$—	$45,856,022
Tax-Exempt Mortgage-Backed Securities	—	501,745	—	501,745
Taxable Municipal Securities	—	1,061,293	—	1,061,293
Total Investments	$—	$47,419,060	$—	$47,419,060

The Fund held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017